Summary of Significant Accounting Policies - Schedule of Estimated Useful Life and Residual Value of Property and Equipment Net (Detail)	12 Months Ended
Dec. 31, 2022
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Residual value	5.00%
Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Residual value	5.00%
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	shorter of remaining lease period or estimated useful life
Residual value	0.00%
Software [Member]
Property Plant And Equipment [Line Items]
Residual value	0.00%
Minimum [Member] | Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3
Minimum [Member] | Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3
Minimum [Member] | Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	1
Maximum [Member] | Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	5
Maximum [Member] | Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	5
Maximum [Member] | Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	5